Basis of preparation - Use of estimates (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations	€ 201,000,000	€ 237,000,000	€ 309,000,000
Impairment loss recognised in profit or loss, property, plant and equipment			137,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill	€ 0	0	0
Cash-generating units | Minimum
Disclosure of defined benefit plans [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Discount rate applied to cash flow projections	11.30%
Cash-generating units | Maximum
Disclosure of defined benefit plans [line items]
Growth rate used to extrapolate cash flow projections	2.20%
Discount rate applied to cash flow projections	25.80%
Capitalised development expenditure
Disclosure of defined benefit plans [line items]
Impairment and write-off of capitalized development expenditures	€ 126,000,000	78,000,000	151,000,000
Accumulated amortization and impairment losses
Disclosure of defined benefit plans [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	58,000,000	46,000,000
Impairment and write-off of capitalized development expenditures	122,000,000	73,000,000
Accumulated amortization and impairment losses | Capitalised development expenditure
Disclosure of defined benefit plans [line items]
Impairment and write-off of capitalized development expenditures	€ 122,000,000	67,000,000	€ 151,000,000
Russia | Inventories | Enlarged Europe
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations		43,000,000
Russia | Tax assets | Enlarged Europe
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations		47,000,000
Russia | Other assets | Enlarged Europe
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations		€ 47,000,000
Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.17%	5.14%